Equity - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Changes in Accumulated Other Comprehensive Income
Beginning balance	$ 3,324,316	$ 3,528,475	$ 3,876,368
Currency translation of investees located abroad	(10,742)	30,373	(74,163)
Remeasurements of retirement benefits			535
Operating cash flow hedge accounting	12,556	(16,256)	5,832
Ending balance	2,908,903	3,324,316	3,528,475
Accumulated other comprehensive income
Reconciliation of Changes in Accumulated Other Comprehensive Income
Beginning balance	(163,536)	(177,653)	(109,857)
Currency translation of investees located abroad	(10,742)	30,373	(74,163)
Remeasurements of retirement benefits			535
Operating cash flow hedge accounting	12,556	(16,256)	5,832
Achievement of remeasurements with retirement benefits	(3,327)
Ending balance	(165,049)	(163,536)	(177,653)
Exchange variation on investments abroad
Reconciliation of Changes in Accumulated Other Comprehensive Income
Beginning balance	(89,087)	(119,460)	(45,297)
Currency translation of investees located abroad	(10,742)	30,373	(74,163)
Ending balance	(99,829)	(89,087)	(119,460)
Remeasurements with retirement benefits
Reconciliation of Changes in Accumulated Other Comprehensive Income
Beginning balance	3,327	3,327	2,792
Remeasurements of retirement benefits			535
Achievement of remeasurements with retirement benefits	(3,327)
Ending balance		3,327	3,327
Hedge accounting
Reconciliation of Changes in Accumulated Other Comprehensive Income
Beginning balance	(9,980)	6,276	444
Operating cash flow hedge accounting	12,556	(16,256)	5,832
Ending balance	$ 2,576	$ (9,980)	$ 6,276